Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
As of December 31, 2023 and December 31, 2022, financial assets measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market funds	$144,358	$—	$—
U.S. treasury notes	48,947	—	—
Total	$193,305	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets:
Money market funds	$78,749	$—	$—
Money market funds are cash equivalents and are included in cash and cash equivalents in the consolidated balance sheet as of December 31, 2023 and 2022.
Fair Value of Financial Instruments
As of September 30, 2024 and December 31, 2023, financial assets measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3
Assets:
Money market funds	$63,120	$—	$—
U.S. treasury notes	72,532	—	—
Total	$135,652	$—	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market funds	$144,358	$—	$—
U.S. treasury notes	48,947	—	—
Total	$193,305	$—	$—
Money market funds are cash equivalents and are included in cash and cash equivalents in the condensed consolidated balance sheet as of September 30, 2024 and December 31, 2023.